VARIABLE INTEREST ENTITIES ("VIEs") - SCHEDULE OF ASSETS AND LIABILITIES IMPACTING BALANCE SHEET (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Liabilities
Long-term debt	$ 570,985	$ 991,679
Eskimo SPV Agreement | Golar Eskimo
Liabilities
Short-term debt	11,193	11,436
Long-term debt	$ 160,515	$ 169,395